Financial risk management (Schedule of Currency Risks) (Details) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / $ $ / $	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($) $ / $ $ / $	Dec. 31, 2019 MXN ($) $ / $ $ / $
Non-Hedge Foreign Exchange Forward Contracts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gain on foreign exchange contract	$ 400			$ 200
Non-Hedge Foreign Exchange Forward Contracts [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income						$ 260,000
Foreign exchange rates | $ / $	19.81				19.81	19.81
Approximate value of currency expected to be settled in first half of 2019	$ 1,300
Realized gains on forward exchange contracts	200			200
Risk from currency fluctuations recognized in net earnings or other comprehensive income			$ 24,000
Unrealized gains on forward exchange contracts	100			$ 100
Foreign Exchange Forward Contracts [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income	$ 1,400
Foreign exchange rates | $ / $	19.11				19.11	19.11
Currency risk [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Approximate impact of exchange rate fluctuations on net loss		$ 1,441
Approximate impact of exchange rate fluctuations on other comprehensive loss		$ (41)
Foreign exchange rates | $ / $	1.30				1.30	1.30
Currency risk [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Approximate impact of exchange rate fluctuations on net loss			1,932
Approximate impact of exchange rate fluctuations on other comprehensive loss			$ 26
Foreign exchange rates | $ / $	18.85				18.85	18.85
Currency risk [Member] | Cash and Cash Equivalents [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income					$ 444
Currency risk [Member] | Cash and Cash Equivalents [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income						$ 299
Currency risk [Member] | Trade and other receivables [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income					43
Currency risk [Member] | Trade and other receivables [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income						663
Currency risk [Member] | Trade and Other Payables [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income					$ 2,204
Currency risk [Member] | Trade and Other Payables [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income						$ 8,065